UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Curran Investment Management
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah L. Rojas
Title:     Chief Compliance Officer
Phone:     (518) 391-4270

Signature, Place, and Date of Signing:

       /s/ Deborah L. Rojas     Albany, NY     August 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $132,704 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     7845   198951 SH       SOLE                   198221               730
ADOBE SYS INC                  COM              00724F101     1915    51810 SH       SOLE                    51810
ALCON INC                      COM SHS          H01301102      415     3200 SH       SOLE                                       3200
ALTRIA GROUP INC               COM              02209S103     4853    64949 SH       SOLE                    64674               275
AMERICAN EXPRESS CO            COM              025816109     2058    40000 SH       SOLE                                      40000
AMERIPRISE FINL INC            COM              03076C106      328     8000 SH       SOLE                                       8000
AMGEN INC                      COM              031162100      458     5810 SH       SOLE                     5625               185
ANSYS INC                      COM              03662Q105      266     6235 SH       SOLE                     6235
APOLLO GROUP INC               CL A             037604105      672    11115 SH       SOLE                    11115
AUTOMATIC DATA PROCESSING IN   COM              053015103      306     6660 SH       SOLE                                       6660
BECTON DICKINSON & CO          COM              075887109      610    10150 SH       SOLE                    10150
BED BATH & BEYOND INC          COM              075896100     7613   210592 SH       SOLE                   209767               825
BIOMET INC                     COM              090613100     1325    36245 SH       SOLE                    36245
CAPITAL ONE FINL CORP          COM              14040H105      496     5745 SH       SOLE                     5745
CISCO SYS INC                  COM              17275R102     8794   513645 SH       SOLE                   480475             33170
CITIGROUP INC                  COM              172967101      594    12245 SH       SOLE                                      12245
COCA COLA CO                   COM              191216100      286     7090 SH       SOLE                                       7090
DAKTRONICS INC                 COM              234264109      208     7035 SH       SOLE                     7035
DANAHER CORP DEL               COM              235851102      412     7390 SH       SOLE                     7390
DELL INC                       COM              24702R101     1937    64685 SH       SOLE                    64685
DIONEX CORP                    COM              254546104      297     6055 SH       SOLE                     6055
EXXON MOBIL CORP               COM              30231G102      813    14472 SH       SOLE                     2856             11616
FOREST LABS INC                COM              345838106      733    18010 SH       SOLE                    18010
GARMIN LTD                     ORD              G37260109      329     4965 SH       SOLE                     4965
GENERAL ELECTRIC CO            COM              369604103     1036    29550 SH       SOLE                                      29550
HARLEY DAVIDSON INC            COM              412822108     2712    52664 SH       SOLE                    52339               325
HEARTLAND EXPRESS INC          COM              422347104     1312    64683 SH       SOLE                    64683
INTEL CORP                     COM              458140100     9510   380992 SH       SOLE                   356977             24015
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101      209     6250 SH       SOLE                                       6250
JOHNSON & JOHNSON              COM              478160104     6145   102253 SH       SOLE                   101923               330
LEXMARK INTL NEW               CL A             529771107      224     4995 SH       SOLE                     4995
MCGRAW HILL COS INC            COM              580645109     2785    53945 SH       SOLE                    53945
MICROSOFT CORP                 COM              594918104      700    26759 SH       SOLE                    18759              8000
MORGAN STANLEY                 COM NEW          617446448      430     7580 SH       SOLE                                       7580
NOKIA CORP                     SPONSORED ADR    654902204    11045   603571 SH       SOLE                   568836             34735
ORACLE CORP                    COM              68389X105     3129   256238 SH       SOLE                   254753              1485
PEPSICO INC                    COM              713448108    10623   179806 SH       SOLE                   170521              9285
PFIZER INC                     COM              717081103     1280    54885 SH       SOLE                    36315             18570
PLANTRONICS INC NEW            COM              727493108      355    12545 SH       SOLE                    12545
PROCTER & GAMBLE CO            COM              742718109      325     5607 SH       SOLE                                       5607
SEI INVESTMENTS CO             COM              784117103     1977    53445 SH       SOLE                    53070               375
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      228     9800 SH       SOLE                     9800
SLM CORP                       COM              78442P106    10882   197536 SH       SOLE                   196821               715
STAPLES INC                    COM              855030102      707    31145 SH       SOLE                    31145
STATE STR CORP                 COM              857477103     1204    21715 SH       SOLE                    21715
TRUSTCO BK CORP N Y            COM              898349105     1914   154082 SH       SOLE                   152877              1205
WALGREEN CO                    COM              931422109     1804    40765 SH       SOLE                    32510              8255
WELLS FARGO & CO NEW           COM              949746101     9536   151774 SH       SOLE                   148894              2880
WRIGLEY WM JR CO               COM              982526105     7813   117511 SH       SOLE                   117086               425
WYETH                          COM              983024100      244     5300 SH       SOLE                     1300              4000
ZIMMER HLDGS INC               COM              98956P102     1012    15000 SH       SOLE                                      15000